Share-based compensation - Schedule of changes in number of share options (Details) - Stock options	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance | Share	3,224,859	1,693,063	1,454,943
Granted | Share	60,000	2,841,086	1,082,639
Exercised | Share			(22,382)
Forfeited | Share	(4,000)	(47,500)
Expired | Share	(42,226)	(953,803)
Cancelled | Share	(2,820,104)	(307,987)	(822,137)
Closing Balance | Share	418,529	3,224,859	1,693,063
Exercisable | Share	416,271	3,197,601	1,528,186
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 2.75	$ 6.11	$ 21.96
Weighted average exercise price, Granted | $ / shares	1.3	2.26	4.14
Weighted average exercise price, Exercised | $ / shares			2.61
Weighted average exercise price, Forfeited | $ / shares	3.75	4.83
Weighted average exercise price, Expired | $ / shares	3.71	4.87
Weighted average exercise price, Cancelled | $ / shares	2.56	9.85	31.65
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	3.71	2.75	6.11
Weighted average exercise price, Exercisable | $ / shares	$ 3.71	$ 2.72	$ 6.13